Taxes - Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate [Abstract]
Statutory tax rates	25.00%	25.00%	25.00%